Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
18.	Equity

a) Share capital

At December 31, 2018, share capital is represented by 327,285,232 common shares, par value of US$0.000025. Share capital is composed of the following shares for the years ended December 31, 2018 and 2017:

December 31, 2017 shares outstanding	262,288,607

Primary shares offered in the IPO	50,925,642
Primary shares offered in the follow-on offering	11,550,000
Long-Term Incentive Plan	3,024,625
Repurchase of common shares (Note 18 (f))	(503,642)

December 31, 2018 shares outstanding	327,285,232

During the year ended December 31, 2018, shares of PagSeguro Digital were issued as a result of the IPO, follow-on offering and long-term incentive plan, see details in Notes 1.1, 1.2, 1.3 and 18 (c).

Incremental costs directly attributable to the issuance of new shares or options are shown in equity as a deduction, net of tax, from the IPO and follow-on offering gross proceeds.

b) Capital reserve

The capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares.

On January 26, 2018, 50,925,642 new shares were issued at a price of US$ 21.50 per share representing net proceeds of US$1,046.0 million (or R$3,289.8 million). Refer to Note 1.1 for further details.

On June 26, 2018, 11,550,000 new shares were issued at a price of US$ 29.25 per share representing net proceeds of US$326.8 million (or R$1,232.6 million). Refer to Note 1.2 for further details.

c) Share based long term incentive plan (LTIP)

Members of management participate in the LTIP, which was established by UOL for its group companies on July 29, 2015 and has been adopted by PagSeguro Digital. Beneficiaries under the LTIP are selected by UOL’s LTIP Committee, which consists of the Chairman and two officers of UOL, and are submitted to our Board of Directors for adoption.

On January 26, 2018, beneficiaries under the LTIP were granted rights in the form of notional cash amounts without cash consideration. These rights vest in five equal annual installments starting on the earlier of July 29, 2015 and the beneficiary’s employment start date. Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$ 21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the the LTIP received a total of 1,823,727 new Class A common shares upon completion of the IPO.

The unvested portions of each beneficiary’s LTIP rights will be settled on each future annual vesting date.

The shares granted under the LTIP were subject to a one-year lock-up period, expiring on the first anniversary of the IPO. Any shares that are issued on a subsequent vesting date during the first year after the IPO will be subject to the remainder of that same lock-up period. After the close of that one-year period, shares to be granted under the LTIP are no longer be subject to a lock-up.

This arrangement is classified as equity-settled. For the year ended December 31, 2018, the Company recognized compensation expenses related to the LTIP in the total amount of R$ 299,036.

The maximum number of common shares that can be delivered to beneficiaries under the LTIP may not exceed 3% of our issued share capital at any time. At December 31, 2018, total shares granted were 5,896,861, and the total shares issued were 3,024,625. There were no forfeitures or expirations in the year ended December 31, 2018.

d) Dividends

At the Extraordinary General Shareholders Meeting held on September 29, 2017, PagSeguro Brazil’s shareholders approved the distribution of (i) R$142,797 of dividends related to the six-month period ended June 30, 2017 and (ii) R$96,008 in additional dividends related to the year ended December 31, 2016. The total dividends distributed amounted to R$238,803, of which R$184,530 was offset against receivables under the centralized cash management with UOL and the balance of R$54,272 was paid in cash by PagSeguro Brazil to UOL.

e) Equity valuation adjustments

The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, represented by the accumulated amount of R$ 263 as of December 31, 2018 (R$ 55 as of December 31, 2017). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.

The Company also recognized the difference between the book value and the amounts paid in the acquisitions of additional interests of the non-controlling shareholders of the subsidiary BIVA, in the amount of R$ 7,588, in this account

f) Treasury shares

On October 30, 2018, PagSeguro Digital’s board of directors authorized a share repurchase program, under which the Company may repurchase up to US$250 million in outstanding Class A common shares traded on the New York Stock Exchange (NYSE). The Company’s management is responsible for defining the timing and the number of shares to be acquired, within authorized limits.

During the year ended December 31, 2018 a number of 503,642 shares were repurchased for a total of US$ 10,119,425 (average of US$ 20.09 per share) which corresponds to R$ 39,532.